Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Taxes
Federal and state statutory income tax rate	27.70%	26.00%
Reconciliation
Loss from continuing operations before income taxes	$ (9,329)	$ (3,575)
Expected income tax recovery (Statutory income tax rate FY21 28% and FY20 26%, respectively)	(2,586)	(930)
Difference in foreign tax rates	86	(39)
Tax rate changes and other adjustments	(614)	(729)
Stock-based compensation	2,964	800
State taxes - US	645	128
Prior period adjustments		(207)
FX adjustments		(182)
Share issuance cost booked through equity		(843)
Deferred tax assets not recognized (recognized)	150	2,130
Tax benefit from losses previously unrecognized	(3,800)
Current tax provision	$ (3,155)	$ 128